Summary of Significant Accounting Policies - Schedule of Interest Income, Interest Expense and Loan Provision Losses Related to Loans (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Interest income	¥ 1,290,016	¥ 1,341,657	¥ 1,342,289
Less: Interest expense	(73,846)	(228,320)	(235,620)
Net interest income	¥ 1,216,170	¥ 1,113,337	¥ 1,106,669